CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash, cash equivalents and restricted cash	¥ 97	¥ 132
Loans receivable, net of credit impairment losses	662,183	615,184
Prepaid expenses and others	809	295
Total current assets	663,089	615,611
NON-CURRENT ASSETS
Property and equipment, net	45,153	48,130
Intangible asset	6	7
Total non-current assets	45,159	48,137
Total assets	708,248	663,748
CURRENT LIABILITIES
Loans payable	171,569	172,891
Salary and benefit payable	7,660	5,261
Income taxes payable	32,477	32,477
Interest payable	36,122	17,723
Other payable	14,116	9,234
Total current liabilities	261,944	237,586
Capital and reserve attributable to equity holders of the Company
Share capital	326	326
Additional paid-in capital	383,174	383,174
Statutory reserve	18,706	18,706
General risk reserve	9,180	9,180
Currency translation reserve	(27)	(169)
Accumulated losses	(54,316)	(70,288)
Non-controlling interests in equity	89,261	85,233
Total shareholders' equity	446,304	426,162
Total equity and liabilities	¥ 708,248	¥ 663,748